CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Revenues	$ 49,139	$ 50,260	$ 69,391
Cost of revenue:
Total cost of revenues	(38,372)	(46,194)	(47,965)
Gross profit	10,767	4,066	21,426
Other operating income	3,797	890	2,170
Operating expenses:
Research and development	(28,804)	(31,124)	(25,994)
General and administrative	(9,597)	(10,330)	(8,764)
Selling and marketing	(2,217)	(2,175)	$ (2,057)
Impairment on intangible assets	(4,467)	(820)
Total operating expenses	(45,085)	(44,449)	$ (36,815)
Loss from operations	(30,521)	(39,493)	(13,219)
Other income (expense)	(2,989)	(2,736)	2,336
Dividend income from an other investment	488	423	493
Interest income	5,714	9,611	12,358
Interest expense	(850)	$ (530)	(498)
Other-than-temporary impairment loss on investments	(117)		(681)
Income (loss) before income taxes, equity in net (loss) income of equity method investees and non-controlling interest	(28,275)	$ (32,725)	789
Income tax (expense) credit	156	1,796	(403)
Equity in net (loss) income of equity method investees	(317)	566	(264)
Net income (loss)	(28,436)	(30,363)	122
Add: Net loss attributable to non-controlling interest	1	2	2
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	$ (28,435)	$ (30,361)	$ 124
Net income (loss) per share: Basic
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	$ (0.0864)	$ (0.0768)	$ 0.0003
Net income (loss) per share: Diluted
Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	$ (0.0864)	$ (0.0768)	$ 0.0003
Weighted-average shares outstanding used in computation:
Basic	329,190,733	395,380,921	412,103,255
Diluted	329,190,733	395,380,921	425,415,011
Third-parties [Member]
Revenues:
Revenues	$ 40,566	$ 41,049	$ 64,752
Cost of revenue:
Total cost of revenues	(30,335)	(37,789)	(44,382)
Third-parties [Member] | System-on-a chip products [Member]
Revenues:
Revenues	40,475	40,932	64,617
Cost of revenue:
Total cost of revenues	(30,296)	(37,743)	(44,324)
Third-parties [Member] | Semiconductor product testing services [Member]
Revenues:
Revenues	91	117	135
Cost of revenue:
Total cost of revenues	(39)	(46)	(58)
Related-parties [Member] | System-on-a chip products [Member]
Revenues:
Revenues	8,573	9,211	4,639
Cost of revenue:
Total cost of revenues	$ (8,037)	$ (8,405)	$ (3,583)